FINANCIAL RISK FACTORS	12 Months Ended
Sep. 30, 2025
FINANCIAL RISK FACTORS
FINANCIAL RISK FACTORS

21.FINANCIAL RISK FACTORS

Capital Management

The Company manages and adjusts its capital structure, based on the funds available to the Company, in order to support the investment in cryptocurrencies and blockchain companies. The Board of Directors does not establish quantitative return on capital criteria for management but rather relies on the expertise of the Company’s management to sustain future development of the business. The Company considers capital to be its capital stock, warrant, and stock option components of shareholders’ equity.

To effectively manage the Company’s capital requirements, the management has in place a planning, budgeting, and forecasting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives. The Company ensures that there are sufficient working capital and planned future capital raises to meet its short-term business requirements, taking into account its anticipated cash flow from operations and its holding of cash and short-term investments.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

There were no changes in the Company’s approach to capital management during the year ended September 30, 2025.

Safeguarding of Cryptocurrency Assets

The Company retains one third-party custodian (the “Custodian”) to safeguard its cryptocurrency assets; Coinbase Custody Trust Company, LLC (“Coinbase”) to hold the Company’s SOL, and other cryptocurrency assets. The Custodian is only responsible for holding and safeguarding the Company’s cryptocurrency assets and has not appointed a sub-custodian to hold certain cryptocurrency assets.

Coinbase, located at 200 Park Avenue South, Suite 1208, New York, NY 10003, is regulated by the New York Department of Financial Services (NYDFS) and operates as an independently capitalized entity. Coinbase is a fiduciary under § 100 of the New York Banking Law and is licensed to custody its clients’ digital assets in trust on their behalf. As a New York state-chartered trust, Coinbase is held to the same fiduciary standards as national banks and is a qualified custodian for purposes of § 206(4)-2(d)(6) of the Advisers Act, commonly called the custody role.

The Company is not aware of anything with regards to the Coinbase’s operations that would adversely affect the Company’s operations and there are no known security breaches or other similar incidents involving the custodian as a result of which the Company’s cryptocurrency assets have been lost or stolen. Coinbase held 100% of the Company’s SOL holdings and carries an annually renewed commercial crime policy, with Coinbase Global Inc., Coinbase’s parent company, as the named insured. In the event of a bankruptcy or insolvency the Company will enforce its rights under the Custodial Services Agreement through Arbitration under the laws of the State of New York, and will be in contact with Coinbase’s Regulator, the New York State Department of Financial Services, as well as Coinbase’s named insurer.

The due diligence the Company performed on Coinbase included confirmation that an annual SOC 1 audit report pertaining to internal controls over financial reporting, as well as an annual SOC 2 audit report pertaining to controls related to operations and compliance were completed by Coinbase, a review of negative news related to Coinbase, and a review of online training and tutorials offered by Coinbase.

The Company utilizes the third-party trading platform, Wintermute Asia Pte. Ltd. (“Wintermute”) as an OTC desk for derivatives. Wintermute Trading Ltd (registered company number 10882520) and Wintermute Asia Pte. Ltd. (registered company number 202108542H) are proprietary trading firms providing liquidity in various crypto assets and, in the case of Wintermute Asia Pte. Ltd, certain derivatives referencing crypto assets. Wintermute Trading Limited is registered with the Financial Conduct Authority (“FCA”) as a Cryptoasset firm and complies with the Money Laundering, Terrorist Financing and Transfer for Funds (Information on the Payer) Regulations 2017 as amended. The Company uses Wintermute for is OTC derivative trading desk. The Company is not aware of anything with regards to Wintermute’s operations that would adversely affect their ability to obtain an unqualified audit opinion on its audited financial statements. Wintermute is not related to the Company.

The Company utilizes the third-party trading platform, Zerocap as an OTC desk for derivatives. Zerocap (registered company number 100635539) is a proprietary trading firm providing liquidity in various crypto assets and certain derivatives referencing crypto assets. Zerocap is registered with the Australian Transaction Reports and Analysis Centre (“AUSTRAC”) as a Digital Currency Exchange (“DCE”) and complies with the Money Laundering, Terrorist Financing and Transfer for Funds (Information on the Payer) Regulations. The Company uses Zerocap for its OTC derivative trading desk. The Company is not aware of anything with regards to Zerocap’s operations that would adversely affect their ability to obtain an unqualified audit opinion on its audited financial statements. Zerocap is not related to the Company.

The Company utilizes the third‑party trading platform, STS Digital Ltd. (“STS Digital”) as an OTC desk for derivatives. STS Digital (registered in Bermuda at 2 Reid Street, Hamilton HM 11) is a proprietary trading firm providing liquidity in various crypto assets and certain derivatives referencing crypto assets. STS Digital is licensed and regulated by the Bermuda Monetary Authority as a Class T Digital Asset Business under the Digital Asset Business Act 2018, authorizing services such as digital asset exchange operations, custodial wallet services, digital asset derivatives trading, and vendor services. As part of this license, STS Digital is required to adhere to Bermuda’s anti-money laundering and counter-terrorist financing regulations. The Company uses STS Digital for its OTC derivative trading desk. The Company is not aware of anything regarding STS Digital’s operations that would adversely affect its ability to obtain an unqualified audit opinion on its audited financial statements. STS Digital is not related to the Company.

Risk Disclosures

Exposure to credit, interest rate, cryptocurrency, and currency related risks arises in the normal course of the Company’s business.

Credit Risk

Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into, causing the other party to incur a financial loss. The Company limits its credit risk by placing its cash with high credit quality financial institutions and with cryptocurrency exchanges on which the Company has performed internal due diligence procedures. The Company deems these procedures necessary as some exchanges are unregulated and not subject to regulatory oversight. Furthermore, cryptocurrency exchanges engage in the practice of commingling their clients’ assets in exchange wallets. When cryptoassets are commingled, transactions are not recorded on the applicable blockchain ledger but are only recorded by the exchange. Therefore, there is risk around the occurrence of transactions, or the existence of period end balances represented by exchanges.

As at September 30, 2025, the Company holds $1.8 million in cash and cash equivalents with majority with high credit quality financial institutions (September 30, 2024 - $1.8 million). The Company’s due diligence procedures around exchanges and custodians utilized throughout the period include, but are not limited to, internal control procedures around on-boarding new exchanges or custodians which includes review of the exchanges or custodians anti-money laundering (“AML”) and know-your-client (“KYC”) policies by the Company’s chief investment officer, constant review of market information specifically regarding the exchanges or custodians security and solvency risk, setting balance limits for each exchange account based on risk exposure thresholds and preparing weekly asset management reports to ensure limits are being followed and having a fail-over plan to move cash and cryptocurrencies held on an exchange or with a custodian in instances where risk exposure significantly changes.

There is no significant credit risk with respect of receivables.

Interest Rate Risk

The Company is exposed to interest rate risk on its outstanding debt; however, all borrowings as at September 30, 2025, bear fixed interest rates. As such, the Company is not exposed to fluctuations in market interest rates on its existing debt obligations.

Cryptocurrencies Risk

Cryptocurrencies are measured at fair value less cost to sell. Cryptocurrency prices are affected by various forces including global supply and demand, interest rates, exchanges rates, inflation or deflation and political and economic conditions. Further, cryptocurrencies have no underlying backing or contracts to enforce recovery of invested amounts. The profitability of the Company is related to the current and future market price of cryptocurrencies, mainly SOL; in addition, the Company may not be able to liquidate its cryptocurrencies at its desired price if necessary. Investing in cryptocurrencies is speculative, prices are volatile, and market movements are difficult to predict. Supply and demand for such currencies change rapidly and are affected by a variety of factors, including regulation and general economic trends.

Cryptocurrencies have a limited history; their fair values have historically been volatile, and the value of cryptocurrencies held by the Company could decline rapidly. A decline in the market prices of cryptocurrencies could negatively impact the Company’s future operations. Historical performance of cryptocurrencies is not indicative of their future performance.

Many cryptocurrency networks are online end-user-to-end-user networks that host a public transaction ledger (blockchain) and the source code that comprises the basis for the cryptographic and algorithmic protocols governing such networks. In many cryptocurrency transactions, the recipient or the buyer must provide its public key, which serves as an address for a digital wallet, to the seller. In the data packets distributed from cryptocurrency software programs to confirm transaction activity, each party to the transaction user must sign transactions with a data code derived from entering the private key into a hashing algorithm, which signature serves as validation that the transaction has been authorized by the owner of the cryptocurrency. This process is vulnerable to hacking and malware and could lead to theft of the Company’s digital wallets and the loss of the Company’s cryptocurrency.

Cryptocurrencies are loosely regulated and there is no central marketplace for exchange. Supply is determined by a computer code, not a central bank. Additionally, exchanges may suffer from operational issues, such as delayed execution, which could have an adverse effect on the Company.

The cryptocurrency exchanges on which the Company may trade on are relatively new and, in many cases, largely unregulated, and therefore may be more exposed to fraud and failure than regulated exchanges for other assets. Any financial, security, or operational difficulties experienced by such exchanges may result in an inability of the Company to recover money or cryptocurrencies being held on the exchange. Further, the Company may be unable to recover cryptocurrencies awaiting transmission into or out of the exchange, all of which could adversely affect an investment of the Company. Additionally, to the extent that the digital asset exchanges representing a substantial portion of the volume in digital asset trading are involved in fraud or experience security failures or other operational issues, such digital asset exchanges’ failures may result in loss or less favorable prices of cryptocurrencies, or may adversely affect the Company, its operations, and its investments.

Furthermore, crypto-exchanges engage in commingling their client’s assets in exchange wallets. When crypto-assets are commingled transactions are not recorded on the applicable blockchain ledger but are only recorded by the exchange. Therefore, there is a risk around the occurrence of transactions or existence of period end balances represented by exchanges.

Loss of access risk

The loss of access to the private keys associated with the Company’s cryptocurrency holdings may be irreversible and could adversely affect an investment. Cryptocurrencies are controllable only by an individual that posses both the unique public key and private key or keys relating to the “digital wallet” in which the cryptocurrency is held. To the extent a private key is lost, destroyed, or otherwise compromised and no backup is accessible the Company may be unable to access the cryptocurrency.

Irrevocability of transactions

Cryptocurrency transactions are irrevocable and stolen or incorrectly transferred cryptocurrencies may be irretrievable. Once a transaction has been verified and recorded in a block that is added to the blockchain, an incorrect transfer or theft generally will not be reversible, and the Company may not be capable of seeking compensation.

Hard fork and air drop risks

Hard forks may occur for a variety of reasons including, but not limited to, disputes over proposed changes to the protocol, significant security breach, or an unanticipated software flaw in the multiple versions of otherwise compatible software. In the event of a hard fork in a cryptocurrency held by the Company, it is expected that the Company would hold an equivalent amount of the old and new cryptocurrency following the hard fork.

Air drops occur when the promoters of a new cryptocurrency send amounts of the new cryptocurrency to holders of another cryptocurrency that they will be able to claim a certain amount of the new cryptocurrency for free.

The Company may not be able to realize the economic benefit of a hard fork or air drop, either immediately or ever, for various reasons. For instance, the Company may not have any systems in place to monitor or participate in hard forks or airdrops.

Market Risk

Market risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign currency risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment. All investments present a risk of loss of capital. The maximum risk resulting from financial instruments is equivalent to their fair value. The Company’s investments are susceptible to other market risk arising from uncertainties about future prices of the instruments. The Company moderates this risk through the various investment strategies within the parameters of the Company’s investment guidelines.

As at September 30, 2025, management’s estimate of the effect on equity to a +/- 10% change in the market prices of the Company’s investments, with all other variables held constant, is $68,566 (September 30, 2024 - $252,433), and the effect of a +/- 10% change in the market price of the SOL token, with all other variables held constant, is $12,652,934 (September 30, 2024 – $2,557,551).

Foreign Currency Risk

The Company is exposed to foreign currency risk on financial assets and liabilities that are denominated in a currency other than the Canadian dollar. The currencies giving rise to this risk are primarily the U.S. dollar, Australian dollar, and the Euro, the balance of net monetary assets and liabilities in such currencies as of September 30, 2025, is $1.2 million (September 30, 2024 - $1.8 million). Sensitivity to a plus or minus 10% change in the foreign exchange rates would result in a foreign exchange gain/loss of $0.1 million (September 30, 2024 - $0.2 million).

Liquidity Risk

The Company is exposed to liquidity risk primarily as a result of its trade accounts payable as well as the risk of not being able to liquidate assets at reasonable prices. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at September 30, 2025, the Company had cash and cash equivalents balance of $1.8 million (September 30, 2024 - $1.8 million) to settle accounts payable and accrued liabilities of $2.3 million (September 30, 2024 - $0.2 million). All of the Company’s trade accounts payable have contractual maturities of less than 30 days and are subject to normal trade terms.

Active Market Risk

The Company’s application of the revaluation model assumes the continued existence of an active market for SOL and other crypto assets (see Note 20 – Fair Value). A loss of such active markets could materially affect the Company’s ability to reliably measure fair value.

Concentration Risk

The Company is exposed to concentration risk as the majority of its assets are held in SOL and related validator operations. The value of these assets is highly dependent on the performance, stability, and adoption of the SOL network, as well as broader cryptocurrency market and economic conditions. Any adverse developments, including regulatory changes, security incidents, or network disruptions, could materially impact the Company’s financial position. The Company continuously evaluates its exposure and risk management strategies to mitigate potential adverse effects.

Regulatory Risk

The regulatory environment for digital assets, including SOL, remains uncertain and continues to evolve. Changes in laws, regulations, or enforcement actions in key jurisdictions could impact the Company’s ability to operate validator nodes, stake assets, or transact in SOL. Regulatory developments may also affect the liquidity, valuation, or classification of SOL under applicable financial reporting standards. The Company actively monitors regulatory changes and assesses potential impacts on its operations and financial position.

SOL Governance Risk

SOL’s development and governance are significantly influenced by the SOL Foundation, which plays a key role in protocol upgrades, ecosystem growth, and validator coordination. While SOL operates as a decentralized blockchain, the SOL Foundation’s decision-making authority could impact network stability, economic incentives, or technical direction in ways that may not align with the interests of all stakeholders. Any material changes initiated by the Solana Foundation, including governance proposals, tokenomics adjustments, or network upgrades, could affect the Company’s validator operations and the value of its SOL and SOL-related assets. The Company continues to monitor governance developments and assess potential risks to its operations.

On March 6, 2025, SOL validators and stakeholders commenced voting on governance proposals SIMD-0228 and SIMD-0123. SIMD-0228 proposed introducing a dynamic token emission model that would have adjusted SOL’s inflation rate based on staking participation, potentially reducing annual inflation from 4.5% to as low as 0.87%. However, the proposal did not reach the required supermajority and was rejected. SIMD-0123, which proposed a mechanism allowing validator operators to share priority fees with their stakers, was approved. The Company is evaluating the implications of these outcomes and will adjust its validator operations as necessary to maintain efficiency and competitiveness.

Other Risk Factors

Risks which the Company is not aware of or which the Company currently deems to be immaterial may surface and have a material adverse impact on the Company’s business income and financial condition. Exposure to credit, interest rate, cryptocurrency, and currency risks arises in the normal course of the Company’s business.